Pensions And Other Postemployment Benefits (Information For Defined Benefit Plans With Projected Benefit Obligations In Excess Of Plan Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 395	$ 350
United States Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	1,298	1,227
Fair value of plan assets	778	670
Non-U.S. Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	472	359
Fair value of plan assets	$ 51	$ 44